Risk management - Disclosure of Detailed Information about Accounts Receivable (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivables [line items]
Accounts receivables	$ 53	$ 105
Disposal groups classified as held for sale [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 0	$ 1